Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll liabilities	$ 727,727	$ 421,825
Accrued commissions	1,131,921	290,969
Accrued interest	3,110	84,425
Accrued taxes	706,732	8,900
Accrued credit cards	47,401	26,632
Accrued transaction costs		3,208,288
Other accrued liabilities	227,485	1,140,048
Total accrued expenses and other current liabilities	2,844,376	5,181,087
Customer advances		3,359,101
Related Party [Member]
Schedule of Accrued Expenses and Other Current Liabilities [Line Items]
Total accrued expenses and other current liabilities		3,359,101
Total accrued expenses and other current liabilities – related parties		$ 3,359,101	$ 2,415,966